UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 64.1%
	Communications – 6.5%
663	Alphabet, Inc. - Class A*	$687,624
674	Alphabet, Inc. - Class C*	695,426
13,641	AT&T, Inc.	486,302
108	Booking Holdings, Inc.*	224,682
784	CBS Corp. - Class B	40,290
2,133	CenturyLink, Inc.	35,045
427	Charter Communications, Inc. - Class A*	132,891
10,353	Comcast Corp. - Class A	353,762
316	Discovery Communications, Inc. - Class A*	6,772
708	Discovery Communications, Inc. - Class C*	13,820
500	DISH Network Corp. - Class A*	18,945
276	Expedia, Inc.	30,473
5,298	Facebook, Inc. - Class A*	846,567
904	Interpublic Group of Cos., Inc.	20,819
964	Netflix, Inc.*	284,717
857	News Corp. - Class A	13,541
262	News Corp. - Class B	4,218
528	Omnicom Group, Inc.	38,370
1,720	Time Warner, Inc.	162,677
256	TripAdvisor, Inc.*	10,468
2,343	Twenty-First Century Fox, Inc. - Class A	85,965
970	Twenty-First Century Fox, Inc. - Class B	35,279
194	VeriSign, Inc.*	23,001
9,089	Verizon Communications, Inc.	434,636
763	Viacom, Inc. - Class B	23,699
3,370	Walt Disney Co.	338,483
		5,048,472
	Consumer Discretionary – 6.3%
157	Advance Auto Parts, Inc.	18,612
275	Alaska Air Group, Inc.	17,039
889	Amazon.com, Inc.*	1,286,685
940	American Airlines Group, Inc.	48,842
589	Aptiv PLC[1]	50,047
62	AutoZone, Inc.*	40,219
568	Best Buy Co., Inc.	39,754
443	BorgWarner, Inc.	22,252
417	CarMax, Inc.*	25,829
903	Carnival Corp.[1]	59,219
54	Chipotle Mexican Grill, Inc.*	17,448
189	Cintas Corp.	32,240
279	Darden Restaurants, Inc.	23,785
1,439	Delta Air Lines, Inc.	78,872
758	DR Horton, Inc.	33,231

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer Discretionary (Continued)
2,123	eBay, Inc.*	$85,430
581	Ecolab, Inc.	79,638
618	Fastenal Co.	33,737
291	Foot Locker, Inc.	13,252
8,687	Ford Motor Co.	96,252
326	Fortune Brands Home & Security, Inc.	19,198
482	Gap, Inc.	15,038
2,851	General Motors Co.	103,605
326	Genuine Parts Co.	29,288
569	Goodyear Tire & Rubber Co.	15,124
443	H&R Block, Inc.	11,257
797	Hanesbrands, Inc.	14,681
389	Harley-Davidson, Inc.	16,680
256	Hasbro, Inc.	21,581
451	Hilton Worldwide Holdings, Inc.	35,521
2,588	Home Depot, Inc.	461,285
391	Kohl's Corp.	25,614
544	L Brands, Inc.	20,786
297	Leggett & Platt, Inc.	13,175
541	Lennar Corp. - Class A	31,887
666	LKQ Corp.*	25,275
1,844	Lowe's Cos., Inc.	161,811
661	Macy's, Inc.	19,658
679	Marriott International, Inc. - Class A	92,330
704	Masco Corp.	28,470
763	Mattel, Inc.	10,034
1,773	McDonald's Corp.	277,262
1,151	MGM Resorts International	40,308
337	Michael Kors Holdings Ltd.*1	20,921
140	Mohawk Industries, Inc.*	32,511
1,086	Newell Brands, Inc.	27,671
2,891	NIKE, Inc. - Class B	192,078
248	Nordstrom, Inc.	12,006
424	Norwegian Cruise Line Holdings Ltd.*1	22,459
189	O'Reilly Automotive, Inc.*	46,755
598	PulteGroup, Inc.	17,635
178	PVH Corp.	26,955
119	Ralph Lauren Corp.	13,304
279	Robert Half International, Inc.	16,151
852	Ross Stores, Inc.	66,439
385	Royal Caribbean Cruises Ltd.[1]	45,330
48	Signet Jewelers Ltd.[1]	1,849
124	Snap-on, Inc.	18,295
1,198	Southwest Airlines Co.	68,621

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer Discretionary (Continued)
335	Stanley Black & Decker, Inc.	$51,322
3,151	Starbucks Corp.	182,411
617	Tapestry, Inc.	32,460
223	Tiffany & Co.	21,778
1,399	TJX Cos., Inc.	114,102
289	Tractor Supply Co.	18,213
130	Ulta Salon Cosmetics & Fragrance, Inc.*	26,555
396	Under Armour, Inc. - Class A*	6,475
407	Under Armour, Inc. - Class C*	5,840
545	United Continental Holdings, Inc.*	37,861
732	VF Corp.	54,256
167	Whirlpool Corp.	25,569
228	Wyndham Worldwide Corp.	26,090
181	Wynn Resorts Ltd.	33,007
757	Yum! Brands, Inc.	64,443
		4,921,613
	Consumer Staples – 4.9%
4,216	Altria Group, Inc.	262,741
1,255	Archer-Daniels-Midland Co.	54,429
559	Brown-Forman Corp. - Class B	30,410
422	Campbell Soup Co.	18,277
555	Church & Dwight Co., Inc.	27,950
284	Clorox Co.	37,803
8,516	Coca-Cola Co.	369,850
1,943	Colgate-Palmolive Co.	139,274
918	Conagra Brands, Inc.	33,856
378	Constellation Brands, Inc. - Class A	86,154
968	Costco Wholesale Corp.	182,400
1,072	Coty, Inc. - Class A*	19,618
573	Dollar General Corp.	53,604
524	Dollar Tree, Inc.*	49,728
400	Dr. Pepper Snapple Group, Inc.	47,352
492	Estee Lauder Cos., Inc. - Class A	73,662
1,254	General Mills, Inc.	56,505
312	Hershey Co.	30,876
578	Hormel Foods Corp.	19,837
251	JM Smucker Co.	31,127
544	Kellogg Co.	35,365
785	Kimberly-Clark Corp.	86,452
1,313	Kraft Heinz Co.	81,787
1,966	Kroger Co.	47,066
259	McCormick & Co., Inc.	27,555
403	Molson Coors Brewing Co. - Class B	30,358

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer Staples (Continued)
3,341	Mondelez International, Inc. - Class A	$139,420
905	Monster Beverage Corp.*	51,775
3,155	PepsiCo, Inc.	344,368
3,441	Philip Morris International, Inc.	342,035
5,615	Procter & Gamble Co.	445,157
1,064	Sysco Corp.	63,797
1,212	Target Corp.	84,149
661	Tyson Foods, Inc. - Class A	48,379
3,233	Wal-Mart Stores, Inc.	287,640
1,910	Walgreens Boots Alliance, Inc.	125,048
		3,865,804
	Energy – 3.7%
1,232	Anadarko Petroleum Corp.	74,425
322	Andeavor	32,380
839	Apache Corp.	32,285
957	Baker Hughes a GE Co.	26,576
1,043	Cabot Oil & Gas Corp.	25,011
975	Chesapeake Energy Corp.*	2,945
4,212	Chevron Corp.	480,337
209	Cimarex Energy Co.	19,542
327	Concho Resources, Inc.*	49,158
2,628	ConocoPhillips	155,814
1,165	Devon Energy Corp.	37,035
1,282	EOG Resources, Inc.	134,956
535	EQT Corp.	25,418
9,391	Exxon Mobil Corp.	700,663
1,928	Halliburton Co.	90,500
240	Helmerich & Payne, Inc.	15,974
582	Hess Corp.	29,461
4,207	Kinder Morgan, Inc.	63,357
1,819	Marathon Oil Corp.	29,340
1,077	Marathon Petroleum Corp.	78,739
816	National Oilwell Varco, Inc.	30,037
447	Newfield Exploration Co.*	10,916
1,094	Noble Energy, Inc.	33,148
1,698	Occidental Petroleum Corp.	110,302
864	ONEOK, Inc.	49,179
937	Phillips 66	89,877
370	Pioneer Natural Resources Co.	63,559
515	Range Resources Corp.	7,488
3,066	Schlumberger Ltd.[1]	198,616
951	TechnipFMC PLC[1]	28,007
964	Valero Energy Corp.	89,430

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Energy (Continued)
1,800	Williams Cos., Inc.	$44,748
		2,859,223
	Financials – 12.7%
125	Affiliated Managers Group, Inc.	23,697
1,737	Aflac, Inc.	76,011
216	Alexandria Real Estate Equities, Inc. - REIT	26,976
106	Alliance Data Systems Corp.	22,563
793	Allstate Corp.	75,176
1,595	American Express Co.	148,782
1,997	American International Group, Inc.	108,677
971	American Tower Corp. - REIT	141,125
332	Ameriprise Financial, Inc.	49,116
558	Aon PLC[1]	78,304
342	Apartment Investment & Management Co. - Class A - REIT	13,936
394	Arthur J. Gallagher & Co.	27,080
127	Assurant, Inc.	11,609
304	AvalonBay Communities, Inc. - REIT	49,996
21,439	Bank of America Corp.	642,956
2,258	Bank of New York Mellon Corp.	116,355
1,767	BB&T Corp.	91,955
4,262	Berkshire Hathaway, Inc. - Class B*	850,184
274	BlackRock, Inc.	148,431
344	Boston Properties, Inc. - REIT	42,388
226	Brighthouse Financial, Inc.*	11,616
1,065	Capital One Financial Corp.	102,048
248	CBOE Global Markets, Inc.	28,297
670	CBRE Group, Inc. - Class A*	31,637
2,659	Charles Schwab Corp.	138,853
1,032	Chubb Ltd.[1]	141,147
330	Cincinnati Financial Corp.	24,506
5,815	Citigroup, Inc.	392,512
1,091	Citizens Financial Group, Inc.	45,800
749	CME Group, Inc.	121,143
395	Comerica, Inc.	37,892
908	Crown Castle International Corp. - REIT	99,526
458	Digital Realty Trust, Inc. - REIT	48,264
790	Discover Financial Services	56,825
767	Duke Realty Corp. - REIT	20,310
613	E*TRADE Financial Corp.*	33,966
175	Equinix, Inc. - REIT	73,174
816	Equity Residential - REIT	50,282
145	Essex Property Trust, Inc. - REIT	34,899
91	Everest Re Group Ltd.[1]	23,371

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
278	Extra Space Storage, Inc. - REIT	$24,286
158	Federal Realty Investment Trust - REIT	18,345
741	Fidelity National Information Services, Inc.	71,358
1,582	Fifth Third Bancorp	50,228
927	Fiserv, Inc.*	66,104
718	Franklin Resources, Inc.	24,900
1,410	GGP, Inc. - REIT	28,849
352	Global Payments, Inc.	39,255
781	Goldman Sachs Group, Inc.	196,703
788	Hartford Financial Services Group, Inc.	40,598
1,051	HCP, Inc. - REIT	24,415
1,610	Host Hotels & Resorts, Inc. - REIT	30,010
2,436	Huntington Bancshares, Inc.	36,784
1,290	Intercontinental Exchange, Inc.	93,551
920	Invesco Ltd.[1]	29,449
623	Iron Mountain, Inc. - REIT	20,472
7,663	JPMorgan Chase & Co.	842,700
2,364	KeyCorp	46,216
900	Kimco Realty Corp. - REIT	12,960
727	Leucadia National Corp.	16,525
494	Lincoln National Corp.	36,092
606	Loews Corp.	30,136
339	M&T Bank Corp.	62,498
238	Macerich Co. - REIT	13,333
1,136	Marsh & McLennan Cos., Inc.	93,822
2,050	Mastercard, Inc.	359,078
2,313	MetLife, Inc.	106,144
248	Mid-America Apartment Communities, Inc. - REIT	22,628
3,088	Morgan Stanley	166,628
257	Nasdaq, Inc.	22,159
629	Navient Corp.	8,252
471	Northern Trust Corp.	48,574
2,497	PayPal Holdings, Inc.*	189,447
768	People's United Financial, Inc.	14,331
1,055	PNC Financial Services Group, Inc.	159,558
583	Principal Financial Group, Inc.	35,511
1,292	Progressive Corp.	78,722
1,170	Prologis, Inc. - REIT	73,698
945	Prudential Financial, Inc.	97,855
330	Public Storage - REIT	66,129
285	Raymond James Financial, Inc.	25,482
627	Realty Income Corp. - REIT	32,435
317	Regency Centers Corp. - REIT	18,697
2,559	Regions Financial Corp.	47,546

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
265	SBA Communications Corp. - REIT*	$45,294
688	Simon Property Group, Inc. - REIT	106,193
214	SL Green Realty Corp. - REIT	20,722
831	State Street Corp.	82,876
1,048	SunTrust Banks, Inc.	71,306
66	SVB Financial Group*	15,841
1,616	Synchrony Financial	54,184
537	T. Rowe Price Group, Inc.	57,980
239	Torchmark Corp.	20,117
363	Total System Services, Inc.	31,312
611	Travelers Cos., Inc.	84,843
3,507	U.S. Bancorp	177,103
597	UDR, Inc. - REIT	21,265
509	Unum Group	24,233
789	Ventas, Inc. - REIT	39,079
4,011	Visa, Inc. - Class A	479,796
382	Vornado Realty Trust - REIT	25,709
9,804	Wells Fargo & Co.	513,828
820	Welltower, Inc. - REIT	44,633
1,021	Western Union Co.	19,634
1,677	Weyerhaeuser Co. - REIT	58,695
293	Willis Towers Watson PLC[1]	44,592
598	XL Group Ltd.[1]	33,045
436	Zions Bancorporation	22,990
		9,879,118
	Health Care – 8.9%
3,852	Abbott Laboratories	230,812
3,535	AbbVie, Inc.	334,588
722	Aetna, Inc.	122,018
715	Agilent Technologies, Inc.	47,833
498	Alexion Pharmaceuticals, Inc.*	55,507
158	Align Technology, Inc.*	39,679
738	Allergan PLC[1]	124,198
362	AmerisourceBergen Corp.	31,208
1,536	Amgen, Inc.	261,857
571	Anthem, Inc.	125,449
1,099	Baxter International, Inc.	71,479
570	Becton, Dickinson and Co.	123,519
468	Biogen, Inc.*	128,148
3,060	Boston Scientific Corp.*	83,599
3,630	Bristol-Myers Squibb Co.	229,597
692	Cardinal Health, Inc.	43,375
1,713	Celgene Corp.*	152,817

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
385	Centene Corp.*	$41,145
547	Cigna Corp.	91,754
107	Cooper Cos., Inc.	24,483
2,225	CVS Health Corp.	138,417
1,350	Danaher Corp.	132,178
327	DaVita, Inc.*	21,562
514	DENTSPLY SIRONA, Inc.	25,859
468	Edwards Lifesciences Corp.*	65,295
2,155	Eli Lilly & Co.	166,732
271	Envision Healthcare Corp.*	10,415
1,250	Express Scripts Holding Co.*	86,350
2,906	Gilead Sciences, Inc.	219,083
614	HCA Healthcare, Inc.	59,558
349	Henry Schein, Inc.*	23,456
613	Hologic, Inc.*	22,902
308	Humana, Inc.	82,800
194	IDEXX Laboratories, Inc.*	37,130
325	Illumina, Inc.*	76,836
380	Incyte Corp.*	31,665
250	Intuitive Surgical, Inc.*	103,207
327	IQVIA Holdings, Inc.*	32,082
5,961	Johnson & Johnson	763,902
223	Laboratory Corp. of America Holdings*	36,070
463	McKesson Corp.	65,223
3,003	Medtronic PLC[1]	240,901
6,017	Merck & Co., Inc.	327,746
57	Mettler-Toledo International, Inc.*	32,777
1,170	Mylan N.V.*1	48,169
200	Nektar Therapeutics*	21,252
69	Patterson Cos., Inc.	1,534
230	PerkinElmer, Inc.	17,416
290	Perrigo Co. PLC[1]	24,169
13,220	Pfizer, Inc.	469,178
304	Quest Diagnostics, Inc.	30,491
170	Regeneron Pharmaceuticals, Inc.*	58,541
307	ResMed, Inc.	30,230
714	Stryker Corp.	114,897
889	Thermo Fisher Scientific, Inc.	183,543
2,140	UnitedHealth Group, Inc.	457,960
192	Universal Health Services, Inc. - Class B	22,735
211	Varian Medical Systems, Inc.*	25,879
561	Vertex Pharmaceuticals, Inc.*	91,432
176	Waters Corp.*	34,962
446	Zimmer Biomet Holdings, Inc.	48,632

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
1,089	Zoetis, Inc.	$90,942
		6,937,173
	Industrials – 5.6%
321	A.O. Smith Corp.	20,412
92	Acuity Brands, Inc.	12,806
203	Allegion PLC[1]	17,314
505	AMETEK, Inc.	38,365
677	Amphenol Corp. - Class A	58,310
955	Arconic, Inc.	22,003
1,225	Boeing Co.	401,653
306	C.H. Robinson Worldwide, Inc.	28,675
1,316	Caterpillar, Inc.	193,952
1,982	CSX Corp.	110,417
343	Cummins, Inc.	55,597
714	Deere & Co.	110,899
348	Dover Corp.	34,181
972	Eaton Corp. PLC[1]	77,673
1,416	Emerson Electric Co.	96,713
394	Expeditors International of Washington, Inc.	24,940
544	FedEx Corp.	130,620
274	Flowserve Corp.	11,872
306	Fluor Corp.	17,509
677	Fortive Corp.	52,481
613	General Dynamics Corp.	135,412
19,298	General Electric Co.	260,137
268	Harris Corp.	43,223
1,675	Honeywell International, Inc.	242,054
57	Huntington Ingalls Industries, Inc.	14,692
686	Illinois Tool Works, Inc.	107,469
561	Ingersoll-Rand PLC[1]	47,971
190	J.B. Hunt Transport Services, Inc.	22,259
257	Jacobs Engineering Group, Inc.	15,202
2,078	Johnson Controls International PLC[1]	73,229
232	Kansas City Southern	25,485
174	L3 Technologies, Inc.	36,192
551	Lockheed Martin Corp.	186,199
635	Norfolk Southern Corp.	86,220
386	Northrop Grumman Corp.	134,760
779	PACCAR, Inc.	51,546
293	Parker-Hannifin Corp.	50,112
362	Pentair PLC[1]	24,663
317	Quanta Services, Inc.*	10,889
642	Raytheon Co.	138,556

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
515	Republic Services, Inc.	$34,108
285	Rockwell Automation, Inc.	49,647
355	Rockwell Collins, Inc.	47,872
228	Roper Technologies, Inc.	63,997
177	Stericycle, Inc.*	10,360
783	TE Connectivity Ltd.[1]	78,222
577	Textron, Inc.	34,026
109	TransDigm Group, Inc.	33,456
1,743	Union Pacific Corp.	234,312
1,512	United Parcel Service, Inc. - Class B	158,246
186	United Rentals, Inc.*	32,128
1,642	United Technologies Corp.	206,596
114	W.W. Grainger, Inc.	32,179
895	Waste Management, Inc.	75,287
390	Xylem, Inc.	29,999
		4,343,097
	Materials – 2.1%
1,316	3M Co.	288,888
484	Air Products & Chemicals, Inc.	76,970
241	Albemarle Corp.	22,350
191	Avery Dennison Corp.	20,294
768	Ball Corp.	30,497
516	CF Industries Holdings, Inc.	19,469
5,182	DowDuPont, Inc.	330,145
324	Eastman Chemical Co.	34,208
286	FMC Corp.	21,899
2,968	Freeport-McMoRan, Inc.*	52,148
171	International Flavors & Fragrances, Inc.	23,412
906	International Paper Co.	48,408
718	LyondellBasell Industries N.V. - Class A1	75,878
140	Martin Marietta Materials, Inc.	29,022
977	Monsanto Co.	114,006
781	Mosaic Co.	18,963
1,188	Newmont Mining Corp.	46,415
702	Nucor Corp.	42,885
209	Packaging Corp. of America	23,554
565	PPG Industries, Inc.	63,054
639	Praxair, Inc.	92,208
387	Sealed Air Corp.	16,560
181	Sherwin-Williams Co.	70,974
288	Vulcan Materials Co.	32,881
564	WestRock Co.	36,192
		1,631,280

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Technology – 11.6%
1,366	Accenture PLC - Class A1	$209,681
1,686	Activision Blizzard, Inc.	113,738
1,089	Adobe Systems, Inc.*	235,311
1,802	Advanced Micro Devices, Inc.*	18,110
376	Akamai Technologies, Inc.*	26,689
820	Analog Devices, Inc.	74,727
192	ANSYS, Inc.*	30,085
11,321	Apple, Inc.	1,899,437
2,352	Applied Materials, Inc.	130,795
488	Autodesk, Inc.*	61,283
992	Automatic Data Processing, Inc.	112,572
903	Broadcom Ltd.[1]	212,792
707	CA, Inc.	23,967
617	Cadence Design Systems, Inc.*	22,687
700	Cerner Corp.*	40,600
10,847	Cisco Systems, Inc.	465,228
307	Citrix Systems, Inc.*	28,490
1,307	Cognizant Technology Solutions Corp. - Class A	105,214
1,947	Corning, Inc.	54,282
357	CSRA, Inc.	14,719
627	DXC Technology Co.	63,032
678	Electronic Arts, Inc.*	82,201
265	Equifax, Inc.	31,220
145	F5 Networks, Inc.*	20,968
305	FLIR Systems, Inc.	15,253
251	Garmin Ltd.[1]	14,791
203	Gartner, Inc.*	23,877
3,550	Hewlett Packard Enterprise Co.	62,267
3,698	HP, Inc.	81,060
801	IHS Markit Ltd.*1	38,640
10,353	Intel Corp.	539,184
1,909	International Business Machines Corp.	292,898
539	Intuit, Inc.	93,436
48	IPG Photonics Corp.*	11,202
811	Juniper Networks, Inc.	19,732
347	KLA-Tencor Corp.	37,826
362	Lam Research Corp.	73,544
517	Microchip Technology, Inc.	47,233
2,580	Micron Technology, Inc.*	134,521
17,071	Microsoft Corp.	1,558,070
367	Moody's Corp.	59,197
362	Motorola Solutions, Inc.	38,119
602	NetApp, Inc.	37,137
723	Nielsen Holdings PLC[1]	22,984

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Technology (Continued)
1,338	NVIDIA Corp.	$309,867
6,697	Oracle Corp.	306,388
699	Paychex, Inc.	43,051
277	Qorvo, Inc.*	19,515
3,288	QUALCOMM, Inc.	182,188
396	Red Hat, Inc.*	59,206
571	S&P Global, Inc.	109,095
1,515	salesforce.com, Inc.*	176,195
643	Seagate Technology PLC[1]	37,628
413	Skyworks Solutions, Inc.	41,407
1,376	Symantec Corp.	35,570
330	Synopsys, Inc.*	27,469
142	Take-Two Interactive Software, Inc.*	13,885
2,191	Texas Instruments, Inc.	227,623
337	Verisk Analytics, Inc.*	35,048
652	Western Digital Corp.	60,160
479	Xerox Corp.	13,786
567	Xilinx, Inc.	40,960
		9,017,840
	Utilities – 1.8%
1,436	AES Corp.	16,327
518	Alliant Energy Corp.	21,166
536	Ameren Corp.	30,354
1,090	American Electric Power Co., Inc.	74,763
391	American Water Works Co., Inc.	32,113
955	CenterPoint Energy, Inc.	26,167
621	CMS Energy Corp.	28,125
686	Consolidated Edison, Inc.	53,467
1,439	Dominion Energy, Inc.	97,032
396	DTE Energy Co.	41,342
1,559	Duke Energy Corp.	120,776
725	Edison International	46,154
398	Entergy Corp.	31,354
695	Eversource Energy	40,949
2,144	Exelon Corp.	83,637
991	FirstEnergy Corp.	33,704
1,045	NextEra Energy, Inc.	170,680
743	NiSource, Inc.	17,765
686	NRG Energy, Inc.	20,944
1,124	PG&E Corp.	49,377
238	Pinnacle West Capital Corp.	18,992
1,528	PPL Corp.	43,227
1,123	Public Service Enterprise Group, Inc.	56,420

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Utilities (Continued)
320	SCANA Corp.	$12,016
559	Sempra Energy	62,172
2,231	Southern Co.	99,637
703	WEC Energy Group, Inc.	44,078
1,134	Xcel Energy, Inc.	51,574
		1,424,312
	Total Common Stocks (Cost $49,715,417)	49,927,932

	EXCHANGE-TRADED FUNDS – 34.2%
101,257	SPDR S&P 500 ETF Trust	26,645,779

	Total EXCHANGE-TRADED FUNDS (Cost $26,130,230)	26,645,779

Principal Amount

	Short-Term Investments – 1.4%
$1,056,798	UMB Money Market Fiduciary, 0.01%[2]	1,056,798

	Total Short-Term Investments (Cost $1,056,798)	1,056,798

	Total Investments – 99.7% (Cost $76,902,445)	77,630,509
	Other Assets in Excess of Liabilities – 0.3%	213,003

	Total Net Assets – 100.0%	$77,843,512

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 5.9%
$2,500,000	CGMS 2014-1A ER Mortgage 6.354%, 4/17/2031	$2,512,500
2,000,000	KCAP F3C Senior Funding LLC 9.702% (LIBOR 3 Month+750 basis points), 12/20/2029[1,2,3,8]	1,984,965

	Total Asset-Backed Securities (Cost $4,443,674)	4,497,465

	Corporate Bonds – 91.4%
	Communications – 8.8%
800,000	Altice Financing S.A. 6.625%, 2/15/2023[2,3,4,8]	792,000
572,000	AMC Networks, Inc. 4.750%, 12/15/2022[2,8]	576,290
	Cablevision Systems Corp.
260,000	8.000%, 4/15/2020[8]	274,138
200,000	5.875%, 9/15/2022[8]	198,440
700,000	CenturyLink, Inc. 6.750%, 12/1/2023[8]	680,750
	DISH DBS Corp.
400,000	6.750%, 6/1/2021[8]	402,500
400,000	5.875%, 7/15/2022[8]	382,500
400,000	Frontier Communications Corp. 8.500%, 4/15/2020[8]	402,500
533,000	McClatchy Co. 9.000%, 12/15/2022[2,8]	554,986
	Netflix, Inc.
60,000	5.375%, 2/1/2021[8]	62,100
800,000	5.500%, 2/15/2022[8]	830,000
500,000	SFR Group S.A. 6.000%, 5/15/2022[2,3,4,8]	488,740
350,000	Sprint Capital Corp. 6.900%, 5/1/2019[8]	360,500
228,000	Sprint Corp. 7.250%, 9/15/2021	235,695
112,000	Univision Communications, Inc. 6.750%, 9/15/2022[2,3,8]	115,500
350,000	Windstream Services LLC 7.750%, 10/15/2020[2,8]	292,250
		6,648,889
	Consumer Discretionary – 23.0%
665,000	ADT Corp. 6.250%, 10/15/2021[8]	693,262
415,000	Air Canada 7.750%, 4/15/2021[4,8]	453,388

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$600,000	AMC Entertainment Holdings, Inc. 5.875%, 2/15/2022[2,8]	$607,500
205,000	American Airlines Group, Inc. 6.125%, 6/1/2018[8]	205,769
600,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/2022[2,8]	621,000
700,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[2,8]	698,250
1,000,000	Block Financial LLC 5.500%, 11/1/2022[2,8]	1,060,707
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[8]	43,200
	GameStop Corp.
800,000	5.500%, 10/1/2019[2,3,8]	805,000
800,000	6.750%, 3/15/2021[2,8]	808,000
405,000	Gap, Inc. 5.950%, 4/12/2021[2,8]	425,429
600,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[2,8]	597,000
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[8]	44,600
	Hertz Corp.
160,000	5.875%, 10/15/2020[2,8]	158,600
443,000	7.375%, 1/15/2021[2,8]	439,124
344,000	International Game Technology 5.500%, 6/15/2020[8]	350,450
	JC Penney Corp., Inc.
24,000	8.125%, 10/1/2019[8]	25,470
311,000	5.650%, 6/1/2020[8]	318,775
400,000	KB Home 8.000%, 3/15/2020[8]	430,000
700,000	L Brands, Inc. 5.625%, 10/15/2023[8]	728,000
600,000	LSC Communications, Inc. 8.750%, 10/15/2023[2,3,8]	617,430
1,000,000	Mattel, Inc. 2.350%, 8/15/2021[2,8]	885,010
600,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[2,8]	616,500
80,000	MGM Resorts International 6.750%, 10/1/2020[8]	85,000
	Penske Automotive Group, Inc.
350,000	5.750%, 10/1/2022[2,8]	358,750
250,000	5.375%, 12/1/2024[2]	251,250

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$600,000	Quad/Graphics, Inc. 7.000%, 5/1/2022[8]	$621,000
600,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[2,8]	546,750
	RR Donnelley & Sons Co.
340,000	7.625%, 6/15/2020[8]	357,748
169,000	7.875%, 3/15/2021[8]	175,329
191,000	8.875%, 4/15/2021[8]	202,699
400,000	Scientific Games International, Inc. 6.625%, 5/15/2021[2]	409,500
700,000	Signet UK Finance PLC 4.700%, 6/15/2024[2,4,8]	671,212
675,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[2,8]	641,250
700,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[2,8]	702,310
400,000	Toys R Us, Inc. 7.375%, 10/15/2018[5,8]	38,500
605,000	Vista Outdoor, Inc. 5.875%, 10/1/2023[2,8]	564,162
215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[2,8]	212,313
		17,470,237
	Consumer Staples – 8.8%
300,000	Alliance One International, Inc. 9.875%, 7/15/2021[2,8]	291,000
	Avon Products, Inc.
370,000	6.500%, 3/1/2019[8]	375,550
202,000	7.000%, 3/15/2023[8]	184,325
700,000	B&G Foods, Inc. 4.625%, 6/1/2021[2]	694,750
700,000	Central Garden & Pet Co. 6.125%, 11/15/2023[2,8]	730,625
800,000	Dollar Tree, Inc. 5.750%, 3/1/2023[2]	835,060
700,000	Ingles Markets, Inc. 5.750%, 6/15/2023[2,8]	699,790
600,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[2,8]	465,000
700,000	Rite Aid Corp. 6.750%, 6/15/2021[2,8]	713,125
600,000	Safeway, Inc. 4.750%, 12/1/2021[8]	549,000

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Staples (Continued)
$600,000	SUPERVALU, Inc. 7.750%, 11/15/2022[2,8]	$577,500
589,000	TreeHouse Foods, Inc. 4.875%, 3/15/2022[2]	586,791
		6,702,516
	Energy – 12.0%
700,000	Antero Resources Corp. 5.375%, 11/1/2021[2,8]	712,250
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[2,8]	277,200
	Carrizo Oil & Gas, Inc.
84,000	7.500%, 9/15/2020[2,8]	85,260
250,000	6.250%, 4/15/2023[2]	250,000
619,000	CONSOL Energy, Inc. 5.875%, 4/15/2022[2,8]	622,869
500,000	Denbury Resources, Inc. 6.375%, 8/15/2021[2,8]	421,250
800,000	Ensco PLC 8.000%, 1/31/2024[2,4,8]	772,000
287,000	Era Group, Inc. 7.750%, 12/15/2022[2,8]	281,260
422,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.875%, 2/15/2023[2,8]	436,508
600,000	Halcon Resources Corp. 6.750%, 2/15/2025[2,8]	589,500
223,000	Laredo Petroleum, Inc. 5.625%, 1/15/2022[2,8]	221,328
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[2,8]	500,000
450,000	NuStar Logistics LP 6.750%, 2/1/2021[8]	467,437
	Oasis Petroleum, Inc.
280,000	7.250%, 2/1/2019[2,8]	280,700
320,000	6.875%, 1/15/2023[2,8]	324,000
600,000	PHI, Inc. 5.250%, 3/15/2019[2,8]	588,042
400,000	Resolute Energy Corp. 8.500%, 5/1/2020[2,8]	399,000
600,000	SESI LLC 7.125%, 12/15/2021[2]	611,250
600,000	Southwestern Energy Co. 5.800%, 1/23/2020[2,8]	605,250

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy (Continued)
$640,000	Transocean, Inc. 6.500%, 11/15/2020[4,8]	$657,600
		9,102,704
	Financials – 10.8%
700,000	Cardtronics, Inc. 5.125%, 8/1/2022[2,8]	682,318
490,000	CBL & Associates LP 5.250%, 12/1/2023[2]	423,916
	CoreCivic, Inc.
87,000	4.125%, 4/1/2020[2,8]	87,218
591,000	5.000%, 10/15/2022[2,8]	598,387
	Credit Acceptance Corp.
500,000	6.125%, 2/15/2021[2,8]	503,600
200,000	7.375%, 3/15/2023[2,8]	208,250
537,000	Enova International, Inc. 9.750%, 6/1/2021[2,8]	565,192
350,000	First Data Corp. 7.000%, 12/1/2023[2,3,8]	367,395
575,000	Fly Leasing Ltd. 5.250%, 10/15/2024[2,4,8]	556,312
666,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[8]	657,675
350,000	GFI Group, Inc. 8.375%, 7/19/2018[8]	355,250
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
565,000	6.000%, 8/1/2020[2,8]	576,300
135,000	6.250%, 2/1/2022[2,8]	137,363
	Nationstar Mortgage LLC / Nationstar Capital Corp.
47,000	6.500%, 8/1/2018[2,8]	47,235
305,000	7.875%, 10/1/2020[2,8]	311,100
74,000	6.500%, 6/1/2022[2]	75,758
	Navient Corp.
410,000	8.000%, 3/25/2020[8]	435,625
290,000	7.250%, 1/25/2022[8]	306,313
700,000	Oppenheimer Holdings, Inc. 6.750%, 7/1/2022[2,8]	719,250
596,000	Popular, Inc. 7.000%, 7/1/2019[2,4,8]	607,920
		8,222,377
	Health Care – 7.5%
	Acadia Healthcare Co., Inc.
600,000	5.125%, 7/1/2022[2,8]	600,000
100,000	5.625%, 2/15/2023[2,8]	101,250

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Health Care (Continued)
	CHS/Community Health Systems, Inc.
$60,000	8.000%, 11/15/2019[2,8]	$53,850
572,000	7.125%, 7/15/2020[2,8]	466,180
696,000	Kindred Healthcare, Inc. 8.000%, 1/15/2020[8]	736,890
700,000	LifePoint Health, Inc. 5.500%, 12/1/2021[2,8]	707,000
700,000	Select Medical Corp. 6.375%, 6/1/2021[2,8]	710,500
660,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[8]	679,800
1,500,000	Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021[4,8]	1,411,810
250,000	Valeant Pharmaceuticals International, Inc. 7.500%, 7/15/2021[2,3,4,8]	250,938
		5,718,218
	Industrials – 3.7%
700,000	AECOM 5.875%, 10/15/2024[2]	732,375
700,000	Bombardier, Inc. 5.750%, 3/15/2022[3,4,8]	693,875
720,000	Herc Rentals, Inc. 7.500%, 6/1/2022[2,3,8]	768,600
	Triumph Group, Inc.
600,000	4.875%, 4/1/2021[2,8]	586,500
25,000	5.250%, 6/1/2022[2,8]	24,250
		2,805,600
	Materials – 11.8%
700,000	A Schulman, Inc. 6.875%, 6/1/2023[2,8]	738,500
800,000	AK Steel Corp. 7.625%, 10/1/2021[2,8]	820,000
600,000	Aleris International, Inc. 7.875%, 11/1/2020[2,8]	591,000
700,000	Allegheny Technologies, Inc. 5.950%, 1/15/2021[2,8]	714,000
350,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[4,8]	360,280
400,000	Blue Cube Spinco, Inc. 9.750%, 10/15/2023[2,8]	458,620
500,000	Cemex S.A.B. de C.V. 6.125%, 5/5/2025[2,3,4,8]	520,100

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials (Continued)
$700,000	Chemours Co. 6.625%, 5/15/2023[2,8]	$735,000
637,000	Cleveland-Cliffs, Inc. 5.900%, 3/15/2020[8]	638,592
1,000,000	Coeur Mining, Inc. 5.875%, 6/1/2024[2]	995,000
600,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[2,4,8]	592,500
439,000	Hecla Mining Co. 6.875%, 5/1/2021[2,8]	447,231
400,000	Hexion, Inc. 6.625%, 4/15/2020[2,8]	373,000
546,000	LSB Industries, Inc. 8.500%, 8/1/2019[2,6,8]	541,223
400,000	United States Steel Corp. 7.375%, 4/1/2020[8]	425,000
		8,950,046
	Technology – 3.5%
700,000	Diebold Nixdorf, Inc. 8.500%, 4/15/2024[2]	736,750
700,000	Infor US, Inc. 6.500%, 5/15/2022[2,8]	712,250
540,000	NCR Corp. 4.625%, 2/15/2021[2]	537,300
700,000	Pitney Bowes, Inc. 4.700%, 4/1/2023[2,8]	656,250
		2,642,550
	Utilities – 1.5%
	Ferrellgas LP / Ferrellgas Finance Corp.
35,000	6.500%, 5/1/2021[2,8]	33,513
165,000	6.750%, 1/15/2022[2,8]	156,337
300,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/2020[2,8]	275,250
700,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.500%, 6/1/2024[2,8]	673,750
		1,138,850
	Total Corporate Bonds (Cost $70,139,331)	69,401,987

	Short-Term Investments – 4.4%
3,328,607	UMB Money Market Fiduciary, 0.01%[7]	3,328,607

	Total Short-Term Investments (Cost $3,328,607)	3,328,607

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Contracts		Value

	Total Investments – 101.7% (Cost $77,911,612)	$77,228,059
	Liabilities in Excess of Other Assets – (1.7)%	(1,309,317)

	Total Net Assets – 100.0%	$75,918,742

	WRITTEN Options Contracts – (0.2)%
	Put Options – (0.2)%
	Boeing Co.
(51)	Exercise Price: $265.00, Notional Amount: $(1,351,500),Expiration Date: April 20, 2018	$(2,244)
	Charter Communications, Inc. - Class A
(45)	Exercise Price: $305.00, Notional Amount: $(1,372,500),Expiration Date: April 20, 2018	(26,775)
	Cintas Corp.
(93)	Exercise Price: $145.00, Notional Amount: $(1,348,500),Expiration Date: May 18, 2018	(5,115)
	CME Group, Inc.
(100)	Exercise Price: $135.00, Notional Amount: $(1,350,000),Expiration Date: April 27, 2018	(3,750)
	Domino's Pizza, Inc.
(73)	Exercise Price: $185.00, Notional Amount: $(1,350,500),Expiration Date: May 18, 2018	(5,840)
	Facebook, Inc. - Class A
(108)	Exercise Price: $125.00, Notional Amount: $(1,350,000),Expiration Date: May 18, 2018	(10,476)
	Home Depot, Inc.
(91)	Exercise Price: $150.00, Notional Amount: $(1,365,000),Expiration Date: April 20, 2018	(955)
	iShares Russell 2000 ETF
(100)	Exercise Price: $135.00, Notional Amount: $(1,350,000),Expiration Date: April 27, 2018	(3,650)
	JPMorgan Chase & Co.
(143)	Exercise Price: $95.00, Notional Amount: $(1,358,500),Expiration Date: April 20, 2018	(4,004)
	Kohl's Corp.
(242)	Exercise Price: $56.00, Notional Amount: $(1,355,200),Expiration Date: April 27, 2018	(7,865)
	Lam Research Corp.
(85)	Exercise Price: $160.00, Notional Amount: $(1,360,000),Expiration Date: April 20, 2018	(7,438)
	Lockheed Martin Corp.
(49)	Exercise Price: $280.00, Notional Amount: $(1,372,000),Expiration Date: April 20, 2018	(1,960)

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Contracts		Value

	WRITTEN Options Contracts (Continued)
	Put Options (Continued)
	Mastercard, Inc.
(83)	Exercise Price: $162.50, Notional Amount: $(1,348,750),Expiration Date: April 27, 2018	$(11,330)
	Microsoft Corp.
(175)	Exercise Price: $77.50, Notional Amount: $(1,356,250),Expiration Date: April 20, 2018	(2,537)
	Netflix, Inc.
(55)	Exercise Price: $245.00, Notional Amount: $(1,347,500),Expiration Date: April 27, 2018	(19,113)
	NIKE, Inc. - Class B
(236)	Exercise Price: $57.50, Notional Amount: $(1,357,000),Expiration Date: April 20, 2018	(2,006)
	Northrop Grumman Corp.
(46)	Exercise Price: $295.00, Notional Amount: $(1,357,000),Expiration Date: April 20, 2018	(2,070)
	Target Corp.
(217)	Exercise Price: $62.50, Notional Amount: $(1,356,250),Expiration Date: April 20, 2018	(6,401)
	Visa, Inc. - Class A
(123)	Exercise Price: $110.00, Notional Amount: $(1,353,000),Expiration Date: April 13, 2018	(4,182)
	Wal-Mart Stores, Inc.
(164)	Exercise Price: $82.50, Notional Amount: $(1,353,000),Expiration Date: April 20, 2018	(4,100)

	Total Put Options (Proceeds $104,660)	(131,811)

	Total WRITTEN Options Contracts (Proceeds $104,660)	$(131,811)

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,404,543 which represents 9.8% of Net Assets.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Security is in default.
[6]	Step rate security.
[7]	The rate is the annualized seven-day yield at period end.
[8]	Security segregated as collateral for open written options contracts.

See accompanying Notes to Schedule of Investments.

MarketGrader 100 Enhanced Index Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 100.4%
	Communications – 1.6%
28,810	Comcast Corp. - Class A	$984,438
171,900	Entravision Communications Corp. - Class A	807,930
		1,792,368
	Consumer Discretionary – 18.8%
15,635	Best Buy Co., Inc.	1,094,294
7,703	Children's Place, Inc.	1,041,831
24,800	Copart, Inc.*	1,263,064
15,916	Deluxe Corp.	1,177,943
21,004	Fastenal Co.	1,146,608
6,147	Home Depot, Inc.	1,095,641
18,146	Insperity, Inc.	1,262,054
25,454	International Speedway Corp. - Class A	1,122,522
130,448	J. Jill, Inc.*	576,580
39,541	La-Z-Boy, Inc.	1,184,253
15,291	Las Vegas Sands Corp.	1,099,423
6,066	Lear Corp.	1,128,822
8,232	Marriott International, Inc. - Class A	1,119,387
4,578	Mohawk Industries, Inc.*	1,063,103
30,081	Shake Shack, Inc.*	1,252,272
7,115	Snap-on, Inc.	1,049,747
19,667	Southwest Airlines Co.	1,126,526
64,543	TRI Pointe Group, Inc.*	1,060,442
27,628	TriNet Group, Inc.*	1,279,729
		21,144,241
	Consumer Staples – 6.8%
20,260	Big Lots, Inc.	881,918
29,445	Central Garden & Pet Co.*	1,266,135
10,650	Dollar Tree, Inc.*	1,010,685
89,798	Hostess Brands, Inc.*	1,328,112
14,137	Molson Coors Brewing Co. - Class B	1,064,940
11,439	National Beverage Corp.	1,018,300
42,533	Pilgrim's Pride Corp.*	1,046,737
		7,616,827
	Energy – 4.9%
17,472	Advanced Energy Industries, Inc.*	1,116,461
12,424	Arch Coal, Inc. - Class A	1,141,517
17,231	EQT Midstream Partners LP	1,017,146
55,536	Rice Midstream Partners LP	1,005,202
49,564	Viper Energy Partners LP	1,259,421
		5,539,747
	Financials – 21.8%
33,731	Apollo Global Management LLC - Class A	999,112

MarketGrader 100 Enhanced Index Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
25,992	Bank of NT Butterfield & Son Ltd.[1]	$1,166,521
27,987	BankUnited, Inc.	1,118,920
19,428	Commerce Bancshares, Inc.	1,163,931
10,544	Cullen/Frost Bankers, Inc.	1,118,402
11,876	Evercore, Inc. - Class A	1,035,587
14,155	Federal Agricultural Mortgage Corp. - Class C	1,231,768
38,554	Health Insurance Innovations, Inc. - Class A*	1,114,211
72,696	Huntington Bancshares, Inc.	1,097,710
9,461	Jack Henry & Associates, Inc.	1,144,308
57,136	Lakeland Bancorp, Inc.	1,134,150
42,925	Live Oak Bancshares, Inc.	1,193,315
28,943	MainSource Financial Group, Inc.	1,176,533
56,666	NMI Holdings, Inc. - Class A*	937,822
54,956	Old Republic International Corp.	1,178,806
32,352	Peapack Gladstone Financial Corp.	1,080,233
58,007	People's United Financial, Inc.	1,082,411
17,782	Preferred Bank	1,141,604
11,548	Primerica, Inc.	1,115,537
14,377	Tompkins Financial Corp.	1,089,202
15,125	UMB Financial Corp.	1,094,899
18,873	Western Alliance Bancorp*	1,096,710
		24,511,692
	Health Care – 10.7%
4,310	ABIOMED, Inc.*	1,254,167
11,991	Celgene Corp.*	1,069,717
23,974	Globus Medical, Inc. - Class A*	1,194,385
7,285	Ligand Pharmaceuticals, Inc.*	1,203,190
13,248	Masimo Corp.*	1,165,162
19,311	Neogen Corp.*	1,293,644
36,004	Premier, Inc. - Class A*	1,127,285
29,874	Supernus Pharmaceuticals, Inc.*	1,368,229
13,201	West Pharmaceutical Services, Inc.	1,165,516
14,441	Zoetis, Inc.	1,205,968
		12,047,263
	Industrials – 13.9%
29,033	Allison Transmission Holdings, Inc.	1,134,029
15,947	Applied Industrial Technologies, Inc.	1,162,536
3,233	Boeing Co.	1,060,036
11,336	Dover Corp.	1,113,422
25,967	Franklin Electric Co., Inc.	1,058,155
16,890	Hexcel Corp.	1,090,925
189,289	Hudson Technologies, Inc.*	935,088
4,336	Huntington Ingalls Industries, Inc.	1,117,647

MarketGrader 100 Enhanced Index Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
8,358	IDEX Corp.	$1,191,099
10,546	Kansas City Southern	1,158,478
8,247	Nordson Corp.	1,124,396
32,546	Raven Industries, Inc.	1,140,737
9,375	RBC Bearings, Inc.*	1,164,375
18,177	Toro Co.	1,135,154
		15,586,077
	Materials – 5.0%
11,221	Celanese Corp.	1,124,457
18,693	KMG Chemicals, Inc.	1,120,645
14,420	Neenah Paper, Inc.	1,130,528
9,632	Packaging Corp. of America	1,085,526
9,871	PPG Industries, Inc.	1,101,604
		5,562,760
	Technology – 16.9%
5,714	Adobe Systems, Inc.*	1,234,681
139,811	AXT, Inc.*	1,013,630
58,491	CommerceHub, Inc.*	1,316,048
3,288	CoStar Group, Inc.*	1,192,492
33,960	Cotiviti Holdings, Inc.*	1,169,582
36,411	Genpact Ltd.[1]	1,164,788
6,687	Intuit, Inc.	1,159,191
4,656	IPG Photonics Corp.*	1,086,617
17,112	MAXIMUS, Inc.	1,142,055
4,700	NVIDIA Corp.	1,088,473
17,258	Paychex, Inc.	1,062,920
12,011	Paycom Software, Inc.*	1,289,861
15,900	Qualys, Inc.*	1,156,725
8,074	Red Hat, Inc.*	1,207,144
44,819	Rudolph Technologies, Inc.*	1,241,486
19,250	Veeva Systems, Inc. - Class A*	1,405,635
		18,931,328
	Total Common Stocks (Cost $111,807,885)	112,732,303

	Total Investments – 100.4% (Cost $111,807,885)	112,732,303
	Liabilities in Excess of Other Assets – (0.4)%	(435,656)

	Total Net Assets – 100.0%	$112,296,647

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

RAISETM Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The RAISETM Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund are diversified funds.

The RAISETM Core Tactical Fund’s primary investment objective is to seek long-term capital growth. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the RAISETM Core Tactical Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the RAISETM Core Tactical Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

The performance of the RAISETM Core Tactical Fund may be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the portfolio’s financial statements. As of March 31, 2018, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 34.2%.

Note 3 – Federal Income Taxes

At March 31, 2018, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$76,902,445	$77,806,952	$111,818,382

Gross unrealized appreciation	$1,706,104	$852,627	$5,566,386
Gross unrealized depreciation	(978,040)	(1,563,331)	(4,652,465)
Net unrealized appreciation (depreciation) on investments	$728,064	$(710,704)	$913,921

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Funds’ assets carried at fair value:

RAISETM Core Tactical Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$49,927,932	$-	$-	$49,927,932
Exchange-Traded Funds	26,645,779	-	-	26,645,779
Short-Term Investments	1,056,798	-	-	1,056,798
Total Investments	$77,630,509	$-	$-	$77,630,509

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$4,497,465	$-	$4,497,465
Corporate Bonds	-	69,401,987	-	69,401,987
Short-Term Investments	3,328,607	-	-	3,328,607
Total Assets	$3,328,607	$73,899,452	$-	$77,228,059

Liabilities
Written Options Contracts	$119,388	$12,423	$-	$131,811
Total Liabilities	$119,388	$12,423	$-	$131,811

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$112,732,303	$-	$-	$112,732,303
Total Investments	$112,732,303	$-	$-	$112,732,303

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 5 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On April 30, 2018, the MarketGrader 100 Enhanced Index Fund was renamed to the MarketGrader 100 Enhanced Fund. The investment objective of MarketGrader 100 Enhanced Fund is to seek capital appreciation.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	5/30/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	5/30/18

*	Print the name and title of each signing officer under his or her signature.